Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Mutual Fund Series Trust
Entity Central Index Key	0001355064
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000157835
Shareholder Report [Line Items]
Fund Name	Eventide Balanced Fund
Class Name	Class A
Trading Symbol	ETAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Eventide Balanced Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.07%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.07%
AssetsNet	$ 381,224,217
Holdings Count | Holding	160
InvestmentCompanyPortfolioTurnover	26.00%
C000157836
Shareholder Report [Line Items]
Fund Name	Eventide Balanced Fund
Class Name	Class C
Trading Symbol	ETCMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Eventide Balanced Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$93	1.82%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.82%
AssetsNet	$ 381,224,217
Holdings Count | Holding	160
InvestmentCompanyPortfolioTurnover	26.00%
C000157837
Shareholder Report [Line Items]
Fund Name	Eventide Balanced Fund
Class Name	Class I
Trading Symbol	ETIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Eventide Balanced Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$42	0.82%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%
AssetsNet	$ 381,224,217
Holdings Count | Holding	160
InvestmentCompanyPortfolioTurnover	26.00%
C000157838
Shareholder Report [Line Items]
Fund Name	Eventide Balanced Fund
Class Name	Class N
Trading Symbol	ETNMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Eventide Balanced Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$52	1.02%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.02%
AssetsNet	$ 381,224,217
Holdings Count | Holding	160
InvestmentCompanyPortfolioTurnover	26.00%
C000220844
Shareholder Report [Line Items]
Fund Name	Eventide Core Bond Fund
Class Name	Class A
Trading Symbol	ETARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Eventide Core Bond Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$42	0.83%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%
AssetsNet	$ 151,043,279
Holdings Count | Holding	98
InvestmentCompanyPortfolioTurnover	7.00%
C000220845
Shareholder Report [Line Items]
Fund Name	Eventide Core Bond Fund
Class Name	Class C
Trading Symbol	ETCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Eventide Core Bond Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$80	1.58%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.58%
AssetsNet	$ 151,043,279
Holdings Count | Holding	98
InvestmentCompanyPortfolioTurnover	7.00%
C000220846
Shareholder Report [Line Items]
Fund Name	Eventide Core Bond Fund
Class Name	Class I
Trading Symbol	ETIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Eventide Core Bond Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$30	0.58%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
AssetsNet	$ 151,043,279
Holdings Count | Holding	98
InvestmentCompanyPortfolioTurnover	7.00%
C000220843
Shareholder Report [Line Items]
Fund Name	Eventide Core Bond Fund
Class Name	Class N
Trading Symbol	ETNRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Eventide Core Bond Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$40	0.78%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
AssetsNet	$ 151,043,279
Holdings Count | Holding	98
InvestmentCompanyPortfolioTurnover	7.00%
C000193764
Shareholder Report [Line Items]
Fund Name	Eventide Dividend Growth Fund
Class Name	Class A
Trading Symbol	ETADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Eventide Dividend Growth Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.17%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.17%
AssetsNet	$ 1,050,080,851
Holdings Count | Holding	58
InvestmentCompanyPortfolioTurnover	28.00%
C000193765
Shareholder Report [Line Items]
Fund Name	Eventide Dividend Growth Fund
Class Name	Class C
Trading Symbol	ETCDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Eventide Dividend Growth Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	1.92%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.92%
AssetsNet	$ 1,050,080,851
Holdings Count | Holding	58
InvestmentCompanyPortfolioTurnover	28.00%
C000193766
Shareholder Report [Line Items]
Fund Name	Eventide Dividend Growth Fund
Class Name	Class I
Trading Symbol	ETIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Eventide Dividend Growth Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.92%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.92%
AssetsNet	$ 1,050,080,851
Holdings Count | Holding	58
InvestmentCompanyPortfolioTurnover	28.00%
C000193767
Shareholder Report [Line Items]
Fund Name	Eventide Dividend Growth Fund
Class Name	Class N
Trading Symbol	ETNDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Eventide Dividend Growth Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$58	1.12%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.12%
AssetsNet	$ 1,050,080,851
Holdings Count | Holding	58
InvestmentCompanyPortfolioTurnover	28.00%
C000219892
Shareholder Report [Line Items]
Fund Name	Eventide Exponential Technologies Fund
Class Name	Class A
Trading Symbol	ETAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Eventide Exponential Technologies Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$89	1.67%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.67%
AssetsNet	$ 112,444,411
Holdings Count | Holding	61
InvestmentCompanyPortfolioTurnover	70.00%
C000219893
Shareholder Report [Line Items]
Fund Name	Eventide Exponential Technologies Fund
Class Name	Class C
Trading Symbol	ETCEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Eventide Exponential Technologies Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$128	2.42%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	2.42%
AssetsNet	$ 112,444,411
Holdings Count | Holding	61
InvestmentCompanyPortfolioTurnover	70.00%
C000219894
Shareholder Report [Line Items]
Fund Name	Eventide Exponential Technologies Fund
Class Name	Class I
Trading Symbol	ETIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Eventide Exponential Technologies Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$76	1.42%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.42%
AssetsNet	$ 112,444,411
Holdings Count | Holding	61
InvestmentCompanyPortfolioTurnover	70.00%
C000219891
Shareholder Report [Line Items]
Fund Name	Eventide Exponential Technologies Fund
Class Name	Class N
Trading Symbol	ETNEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Eventide Exponential Technologies Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$86	1.62%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.62%
AssetsNet	$ 112,444,411
Holdings Count | Holding	61
InvestmentCompanyPortfolioTurnover	70.00%
C000080457
Shareholder Report [Line Items]
Fund Name	Eventide Gilead Fund
Class Name	Class A
Trading Symbol	ETAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Eventide Gilead Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	1.45%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.45%
AssetsNet	$ 2,923,443,154
Holdings Count | Holding	85
InvestmentCompanyPortfolioTurnover	38.00%
C000080458
Shareholder Report [Line Items]
Fund Name	Eventide Gilead Fund
Class Name	Class C
Trading Symbol	ETCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Eventide Gilead Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$113	2.20%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	2.20%
AssetsNet	$ 2,923,443,154
Holdings Count | Holding	85
InvestmentCompanyPortfolioTurnover	38.00%
C000080459
Shareholder Report [Line Items]
Fund Name	Eventide Gilead Fund
Class Name	Class I
Trading Symbol	ETILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Eventide Gilead Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$62	1.20%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.20%
AssetsNet	$ 2,923,443,154
Holdings Count | Holding	85
InvestmentCompanyPortfolioTurnover	38.00%
C000065340
Shareholder Report [Line Items]
Fund Name	Eventide Gilead Fund
Class Name	Class N
Trading Symbol	ETGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Eventide Gilead Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$72	1.40%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.40%
AssetsNet	$ 2,923,443,154
Holdings Count | Holding	85
InvestmentCompanyPortfolioTurnover	38.00%
C000121707
Shareholder Report [Line Items]
Fund Name	Eventide Healthcare & Life Sciences Fund
Class Name	Class A
Trading Symbol	ETAHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Eventide Healthcare & Life Sciences Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79	1.58%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.58%
AssetsNet	$ 1,289,860,257
Holdings Count | Holding	85
InvestmentCompanyPortfolioTurnover	20.00%
C000121708
Shareholder Report [Line Items]
Fund Name	Eventide Healthcare & Life Sciences Fund
Class Name	Class C
Trading Symbol	ETCHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Eventide Healthcare & Life Sciences Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$116	2.33%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	2.33%
AssetsNet	$ 1,289,860,257
Holdings Count | Holding	85
InvestmentCompanyPortfolioTurnover	20.00%
C000121710
Shareholder Report [Line Items]
Fund Name	Eventide Healthcare & Life Sciences Fund
Class Name	Class I
Trading Symbol	ETIHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Eventide Healthcare & Life Sciences Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$66	1.33%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.33%
AssetsNet	$ 1,289,860,257
Holdings Count | Holding	85
InvestmentCompanyPortfolioTurnover	20.00%
C000121709
Shareholder Report [Line Items]
Fund Name	Eventide Healthcare & Life Sciences Fund
Class Name	Class N
Trading Symbol	ETNHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Eventide Healthcare & Life Sciences Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$76	1.53%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.53%
AssetsNet	$ 1,289,860,257
Holdings Count | Holding	85
InvestmentCompanyPortfolioTurnover	20.00%
C000236480
Shareholder Report [Line Items]
Fund Name	Eventide Large Cap Focus Fund
Class Name	Class A
Trading Symbol	ETLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Eventide Large Cap Focus Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.19%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.19%
AssetsNet	$ 148,775,168
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	34.00%
C000236481
Shareholder Report [Line Items]
Fund Name	Eventide Large Cap Focus Fund
Class Name	Class C
Trading Symbol	ETLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Eventide Large Cap Focus Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	1.94%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.94%
AssetsNet	$ 148,775,168
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	34.00%
C000236482
Shareholder Report [Line Items]
Fund Name	Eventide Large Cap Focus Fund
Class Name	Class I
Trading Symbol	ETLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Eventide Large Cap Focus Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.94%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%
AssetsNet	$ 148,775,168
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	34.00%
C000236479
Shareholder Report [Line Items]
Fund Name	Eventide Large Cap Focus Fund
Class Name	Class N
Trading Symbol	ETLNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Eventide Large Cap Focus Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$58	1.14%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.14%
AssetsNet	$ 148,775,168
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	34.00%
C000202730
Shareholder Report [Line Items]
Fund Name	Eventide Limited-Term Bond Fund
Class Name	Class A
Trading Symbol	ETABX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Eventide Limited-Term Bond Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.80%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
AssetsNet	$ 155,207,151
Holdings Count | Holding	98
InvestmentCompanyPortfolioTurnover	9.00%
C000202731
Shareholder Report [Line Items]
Fund Name	Eventide Limited-Term Bond Fund
Class Name	Class C
Trading Symbol	ETCBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Eventide Limited-Term Bond Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$79	1.55%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.55%
AssetsNet	$ 155,207,151
Holdings Count | Holding	98
InvestmentCompanyPortfolioTurnover	9.00%
C000202732
Shareholder Report [Line Items]
Fund Name	Eventide Limited-Term Bond Fund
Class Name	Class I
Trading Symbol	ETIBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Eventide Limited-Term Bond Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$28	0.55%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
AssetsNet	$ 155,207,151
Holdings Count | Holding	98
InvestmentCompanyPortfolioTurnover	9.00%
C000202733
Shareholder Report [Line Items]
Fund Name	Eventide Limited-Term Bond Fund
Class Name	Class N
Trading Symbol	ETNBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Eventide Limited-Term Bond Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$38	0.75%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
AssetsNet	$ 155,207,151
Holdings Count | Holding	98
InvestmentCompanyPortfolioTurnover	9.00%